SPA ETF TRUST

SPA MARKETGRADER 40 FUND

SPA MARKETGRADER 100 FUND

SPA MARKETGRADER 200 FUND

SPA MARKETGRADER SMALL CAP 100 FUND

SPA MARKETGRADER MID CAP 100 FUND

SPA MARKETGRADER LARGE CAP 100 FUND

Supplement to the currently effective Prospectus for the above listed Funds:

BNY Investment Advisors (“BNYIA”) has terminated the sub-advisory agreement (the “Original Sub-Advisory Agreement”) between BNYIA and SPA ETF, Inc. (the “Investment Adviser”), effective June 30, 2008.

At a special meeting of the Board of Trustees of SPA ETF Trust (the “Trust”)  held on June 24, 2008, the Board of Trustees approved, pursuant to Rule 15a-4 of the Investment Company Act of 1940, as amended, (the “1940 Act”), an interim sub-advisory agreement between the Investment Adviser and Esposito Partners, LLC (“Esposito”) (the “Interim Sub-Advisory Agreement”), pursuant to which Esposito will serve as the sub-adviser to each Fund on an interim basis.  Pursuant to the Interim Sub-Advisory Agreement, the Investment Adviser will pay Esposito on a monthly basis a portion of the net advisory fees it receives from each Fund, at the annual rate of 0.02% of each Fund’s average daily net assets.  In addition, pursuant to the Interim Sub-Advisory Agreement, the Investment Adviser will pay to Esposito a one-time initial relationship payment of $25,000.  The Interim Sub-Advisory Agreement will terminate at the earlier of November 28, 2008 (150 days from the effective date of the termination of the Original Sub-Advisory Agreement) or the approval of the new sub-advisory agreement between the Investment Adviser and Esposito (the “Sub-Advisory Agreement”) as set forth below by a majority of the outstanding voting securities, as defined in the 1940 Act, of each Fund.

Esposito, a Delaware limited liability company, is a registered investment adviser with the Securities and Exchange Commission with its principal offices located at 300 Crescent Court, Suite 650, Dallas, Texas, 75201.

At the same special meeting held on June 24, 2008, the Board of Trustees of the Trust approved the Sub-Advisory Agreement between the Investment Advisor and Esposito.  The services to be provided under the Sub-Advisory Agreement are identical to those provided by Esposito under the Interim Sub-Advisory Agreement.  Pursuant to the Sub-Advisory Agreement, the Investment Adviser will pay Esposito on a monthly basis a portion of the net advisory fees it received from each Fund, at an annual rate of 0.05% of the average net assets up to $100 million; 0.04% of the average net assets from $100 million to $200 million; and 0.03% of the average net assets over $300 million.  In addition, the Investment Adviser will pay Esposito a minimum relationship fee per year (computed quarterly) of $2,500 per Fund, prorated across each Fund based upon the of the average net assets of such Fund.  The Sub-Advisory Agreement will take effect upon the approval of such agreement by a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of each Fund.

Pursuant to the Interim Sub-Advisory Agreement and the Sub-Advisory Agreement, Esposito will manage the investment and reinvestment of each Fund’s assets on an ongoing basis under the supervision of the Investment Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the Interim Sub-Advisory Agreement and Sub-Advisory Agreement will be available in each Fund’s semi-annual report to shareholders to be dated September 30, 2008.

SPA ETF Trust

Tower 49

12 East 49th Street

New York, New York 10017

Please Retain This Supplement for Future Reference

July 3, 2008

SPA ETF TRUST

SPA MARKETGRADER 40 FUND

SPA MARKETGRADER 100 FUND

SPA MARKETGRADER 200 FUND

SPA MARKETGRADER SMALL CAP 100 FUND

SPA MARKETGRADER MID CAP 100 FUND

SPA MARKETGRADER LARGE CAP 100 FUND

Supplement to the currently effective Statement of Additional Information for the above listed Funds:

BNY Investment Advisors (“BNYIA”) has terminated the sub-advisory agreement (the “Original Sub-Advisory Agreement”) between BNYIA and SPA ETF, Inc. (the “Investment Adviser”), effective June 30, 2008.

At a special meeting of the Board of Trustees of SPA ETF Trust (the “Trust”)  held on June 24, 2008, the Board of Trustees approved, pursuant to Rule 15a-4 of the Investment Company Act of 1940, as amended, (the “1940 Act”), an interim sub-advisory agreement between the Investment Adviser and Esposito Partners, LLC (“Esposito”) (the “Interim Sub-Advisory Agreement”), pursuant to which Esposito will serve as the sub-adviser to each Fund on an interim basis.  Pursuant to the Interim Sub-Advisory Agreement, the Investment Adviser will pay Esposito on a monthly basis a portion of the net advisory fees it receives from each Fund, at the annual rate of 0.02% of each Fund’s average daily net assets.  In addition, pursuant to the Interim Sub-Advisory Agreement, the Investment Adviser will pay to Esposito a one-time initial relationship payment of $25,000.  The Interim Sub-Advisory Agreement will terminate at the earlier of November 28, 2008 (150 days from the effective date of the termination of the Original Sub-Advisory Agreement) or the approval of the new sub-advisory agreement between the Investment Adviser and Esposito (the “Sub-Advisory Agreement”) as set forth below by a majority of the outstanding voting securities, as defined in the 1940 Act, of each Fund.

Esposito, a Delaware limited liability company, is a registered investment adviser with the Securities and Exchange Commission with its principal offices located at 300 Crescent Court, Suite 650, Dallas, Texas, 75201.

At the same special meeting held on June 24, 2008, the Board of Trustees of the Trust approved the Sub-Advisory Agreement between the Investment Advisor and Esposito.  The services to be provided under the Sub-Advisory Agreement are identical to those provided by Esposito under the Interim Sub-Advisory Agreement.  Pursuant to the Sub-Advisory Agreement, the Investment Adviser will pay Esposito on a monthly basis a portion of the net advisory fees it received from each Fund, at an annual rate of 0.05% of the average net assets up to $100 million; 0.04% of the average net assets from $100 million to $200 million; and 0.03% of the average net assets over $300 million.  In addition, the Investment Adviser will pay Esposito a minimum relationship fee per year (computed quarterly) of $2,500 per Fund, prorated across each Fund based upon the of the average net assets of such Fund.  The Sub-Advisory Agreement will take effect upon the approval of such agreement by a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of each Fund.

Pursuant to the Interim Sub-Advisory Agreement and the Sub-Advisory Agreement, Esposito will manage the investment and reinvestment of each Fund’s assets on an ongoing basis under the supervision of the Investment Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the Interim Sub-Advisory Agreement and Sub-Advisory Agreement will be available in each Fund’s semi-annual report to shareholders to be dated September 30, 2008.

SPA ETF Trust

Tower 49

12 East 49th Street

New York, New York 10017

Please Retain This Supplement for Future Reference

July 3, 2008